UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012
                                                   --------------

Check here if Amendment [   ];               Amendment Number:
                                                               ----

     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ecofin Limited
               --------------------------------

Address:       15 Buckingham Street
               --------------------------------

               London WC2N 6DU, United Kingdom
               --------------------------------

Form 13F File Number:     028-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John Murray
               --------------------------

Title:         Chairman
               --------------------------

Phone:         +44 (0)20 7451 2941
               --------------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom     April 26, 2012
          ---------------     ----------------------     --------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          0
                                            --------------

Form 13F Information Table Entry Total:     75
                                            --------------

Form 13F Information Table Value Total:     $373,449
                                            --------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
-----             -----------------------

                                                                                                           Voting Authority
                Title of             Value      Shares /                        Inestment    Other    --------------------------
Security        Class     CUSIP      (x$1,000)  Prn Amt    Sh / Prn  Put/ Call  Discretion  Managers    Sole       Shared     None
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
A.O. SMITH      ORD       831865209      4,286     95,340  SH                   Sole                     95,340
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
A123 SYSTEMS
INC (UQ*)       ORD       03739T108         5       4,403  SH                   Sole                      4,403
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
ADA-ES INC      ORD       005208103       299      12,292  SH                   Sole                     12,292
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
AEROVIRON-
MENT            ORD       008073108       695      25,936  SH                   Sole                     25,936
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
AES CORP        ORD       00130H105     9,853     753,895  SH                   Sole                    753,895
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
AMERESCO
INC-CL A (UN*)  ORD       02361E108     1,326      97,876  SH                   Sole                     97,876
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
ANADARKO
PETROLEUM
CORP
(UN*)           ORD       032511107     3,830      48,890  SH                   Sole                     48,890
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
BADGER METER
INC             ORD       056525108       334       9,815  SH                   Sole                      9,815
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
CABOT OIL
AND GAS
CORP (UN*)      ORD       127097103       470      15,081  SH                   Sole                     15,081
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
CALGON
CARBON          ORD       129603106     1,984     127,115  SH                   Sole                    127,115
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
CALPINE
CORP (UN*)      ORD       131347304    21,106   1,226,406  SH                   Sole                  1,226,406
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
CHENIERE
ENERGY
INC             ORD       16411R208     6,618     441,800  SH                   Sole                    441,800
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
CHEVRON
CORP            ORD       166764100     1,145      10,680  SH                   Sole                     10,680
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
CHK P20
Apr-12 (x100)   EQTY_OP   165167107       240      20,000  SH                   Sole                     20,000
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
CLEAN
ENERGY
FUELS           ORD       184499101     3,632     170,656  SH                   Sole                    170,656
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
CNOOC
LTD-ADR
(US*)           DR        126132109       758       3,708  SH                   Sole                      3,708
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
CONOCO-
PHILLIPS        ORD       20825C104     1,729      22,745  SH                   Sole                     22,745
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
CREE INC
(UW*)           ORD       225447101    10,029     317,070  SH                   Sole                    317,070
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
DANAHER         ORD       235851102     4,990      89,115  SH                   Sole                     89,115
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
DEVON
ENERGY
CORPORATION
(UN*)           ORD       25179M103     1,028      14,454  SH                   Sole                     14,454
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
ECHELON
CORP            ORD       27874N105       493     111,203  SH                   Sole                    111,203
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
EDISON
INTERNA-
TIONAL          ORD       281020107     2,506      58,950  SH                   Sole                     58,950
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
EL PASO
CORP            ORD       28336L109       482      16,315  SH                   Sole                     16,315
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
EMERSON
ELECTRIC
CO              ORD       291011104    15,564     298,278  SH                   Sole                    298,278
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
ENERNOC
INC             ORD       292764107       257      35,657  SH                   Sole                     35,657
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
ENERSYS         ORD       29275Y102     7,349     212,088  SH                   Sole                    212,088
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
EOG
RESOURCES
INC             ORD       26875P101       571       5,137  SH                   Sole                      5,137
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
EQT CORP        ORD       26884L109     9,394     194,860  SH                   Sole                    194,860
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
ESCO
TECHNOLO-
GIES            ORD       296315104     4,105     111,636  SH                   Sole                    111,636
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
EXIDE
TECHNOLO-
GIES            ORD       302051206     3,977   1,401,998  SH                   Sole                  1,401,998
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
FIRST
SOLAR INC       ORD       336433107     6,931     276,700  SH                   Sole                    276,700
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
FIRSTENERGY
CORP            ORD       337932107    13,875     304,346  SH                   Sole                    304,346
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
FLUOR CORP      ORD       343412102     5,215      86,851  SH                   Sole                     86,851
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
FUEL
SYSTEMS
SOLUTIONS       ORD       35952W103     1,997      76,327  SH                   Sole                     76,327
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
GENERAL
ELECTRIC        ORD       369604103    30,297   1,509,576  SH                   Sole                  1,509,576
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
GENON
ENERGY          ORD       37244E107       442     212,343  SH                   Sole                    212,343
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
GT ADVANCED
TECHNOLOGIES    ORD       36191U106     3,596     434,881  SH                   Sole                    434,881
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
HELMERICH
AND
PAYNE           ORD       423452101       945      17,523  SH                   Sole                     17,523
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
INTEL           ORD       458140100     3,906     138,938  SH                   Sole                    138,938
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
ITC HOLDINGS
CORP            EQ_SW     465685105     6,883      89,456  SH                   Sole                     89,456
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
ITC HOLDINGS
CORP            ORD       465685105    11,902     154,697  SH                   Sole                    154,697
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
ITRON INC US    ORD       465741106    11,075     264,922  SH                   Sole                    264,922
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
JOHNSON
CONTROLS
INC             ORD       478366107    19,184     590,631  SH                   Sole                    590,631
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
KAYDON
CORP            ORD       486587108       771      30,207  SH                   Sole                     30,207
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
MARATHON
PETROLEUM       ORD       56585A102       406       9,366  SH                   Sole                      9,366
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
MEMC
ELECTRONIC
MATERIALS       ORD       552715104     4,266   1,181,749  SH                   Sole                  1,181,749
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
MYR GROUP
INC/
DELAWARE (UN)   ORD       55405W104     1,666      93,271  SH                   Sole                     93,271
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
NATIONAL
OILWELL
VARCO           ORD       637071101       847      10,652  SH                   Sole                     10,652
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
NEXTERA
ENERGY
8.375%
CV PRF (UN*)    CONVPRF   65339F309     8,300     165,000  SH                   Sole                    165,000
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
NEXTERA
ENERGY
INC             ORD       65339F101    21,324     349,109  SH                   Sole                    349,109
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
NISOURCE
INC             ORD       65473P105     1,076      44,196  SH                   Sole                     44,196
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
NORTHEAST
UTILITIES       ORD       664397106       607      16,365  SH                   Sole                     16,365
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
OCCIDENTAL
PETROLEUM       ORD       674599105       508       5,331  SH                   Sole                      5,331
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
PEABODY
ENERGY
CORP            ORD       704549104     2,587      89,324  SH                   Sole                     89,324
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
PIONEER
NATURAL
RESOURCES
CO              ORD       723787107       446       4,000  SH                   Sole                      4,000
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
PLAINS
EXPLORATION
AND
PRODUCTION      ORD       726505100       712      16,684  SH                   Sole                     16,684
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
POLYPORE
INTERNA-
TIONAL INC
(UN*)           ORD       73179V103     5,014     142,602  SH                   Sole                    142,602
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
POWER-ONE
INC (UQ*)       ORD       73930R102     2,014     442,606  SH                   Sole                    442,606
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
PPL 8.75%
01-MAY-
2014 PFD        CONVPRF   69351T114     2,688      50,000  SH                   Sole                     50,000
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
PPL 9.5%
CV PRF 01-
JUL-2013
(TRACE*)        CONVPRF   69351T601     3,253      60,000  SH                   Sole                     60,000
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
QUANTA
SERVICES
INC             ORD       74762E102     7,800     373,221  SH                   Sole                    373,221
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
RANGE
RESOURCES
CORP            ORD       75281A109     1,119      19,255  SH                   Sole                     19,255
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
SHAW
GROUP INC
(UN*)           ORD       820280105     2,975      93,807  SH                   Sole                     93,807
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
SPECTRA
ENERGY
CORP            ORD       847560109     8,062     255,544  SH                   Sole                    255,544
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
SUNPOWER
CORP            ORD       867652406     1,072     169,557  SH                   Sole                    169,557
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
TARGA
RESOURCES       ORD       87612G101     3,173      69,804  SH                   Sole                     69,804
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
TESLA
MOTORS INC      ORD       88160R101     3,476      93,350  SH                   Sole                     93,350
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
TIDEWATER       ORD       886423102       486       8,998  SH                   Sole                      8,998
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
ULTRATECH       ORD       904034105     1,006      34,714  SH                   Sole                     34,714
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
UNIVERSAL
DISPLAY         ORD       91347P105    14,281     390,077  SH                   Sole                    390,077
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
VALERO
ENERGY          ORD       91913Y100       487      18,900  SH                   Sole                     18,900
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
VEECO
INSTRUMENTS
INC (UW*)       ORD       922417100     3,862     140,847  SH                   Sole                    140,847
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
WESTAR
ENERGY INC      ORD       95709T100       462      16,546  SH                   Sole                     16,546
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
WESTPORT
INNOVATIONS
 (US)           ORD       960908309     4,910     120,000  SH                   Sole                    120,000
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
WILLIAMS
COS INC         ORD       969457100    28,493     924,794  SH                   Sole                    924,794
--------------  --------  ---------  ---------  ---------  --------  ---------  ----------  --------  ---------  ----------  ------
